ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 100.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(a)(b)	1,438	$1,438
JPMorgan U.S. Government Money Market Fund - Institutional Class, 4.66%(a)	30,856,903	30,856,903

Total Money Market Funds
(Cost $30,858,341)		30,858,341

Total Investments – 100.2%
(Cost $30,858,341)		30,858,341
Liabilities in Excess of Other Assets – (0.2%)		(75,717)
Net Assets – 100.0%		$30,782,624

(a)	Rate shown reflects the 7-day yield as of March 31, 2023.
(b)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$30,858,341	$-	$-	$30,858,341
Total	$30,858,341	$-	$-	$30,858,341

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Money Market Funds	100.2%
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%